SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Part I

The following disclosure supplements the currently effective statements of additional information of each of the funds listed below:

DWS Allocation Series	DWS Money Market Trust
DWS Conservative Allocation Fund	DWS Money Market Series
DWS Growth Plus Allocation Fund	DWS Municipal Trust
DWS Growth Allocation Fund	DWS High Yield Tax Free Fund
DWS Moderate Allocation Fund	DWS Managed Municipal Bond Fund
DWS Cash Investment Trust	DWS Mutual Funds, Inc.
DWS Funds Trust	DWS Gold & Precious Metals Fund
DWS Short Term Bond Fund	DWS Portfolio Trust
DWS Global/International Fund, Inc.	DWS Core Plus Income Fund
DWS Emerging Markets Fixed Income Fund	DWS Securities Trust
DWS Global Bond Fund	DWS Health Care Fund
DWS Global Opportunities Fund	DWS Small Cap Value Fund
DWS Global Thematic Fund	DWS State Tax Free Trust
DWS Income Trust	DWS Massachusetts Tax-Free Fund
DWS GNMA Fund	DWS Tax Free Money Fund
DWS International Fund, Inc.	DWS Tax Free Trust
DWS Emerging Markets Equity Fund	DWS Intermediate Tax/AMT Free Fund
DWS Europe Equity Fund	DWS U.S. Treasury Money Fund
DWS International Fund	DWS Value Equity Trust
DWS Latin America Equity Fund	DWS Enhanced S&P 500 Index Fund
DWS Pacific Opportunities Equity Fund	DWS Equity Income Fund
DWS Investment Trust
DWS Capital Growth Fund
DWS Growth & Income Fund
DWS Large Company Growth Fund
DWS S&P 500 Index Fund
DWS Small Cap Core Fund

Shareholders of the funds listed above recently approved the election of the funds’ Board of Trustees/Directors and changes to the funds’ respective investment management agreements between the funds and Deutsche Investment Management Americas Inc., certain fundamental investment restrictions and declarations of trust/articles of incorporation.

Board of Trustees/Directors

The following replaces/supplements the relevant disclosure with respect to the Board under Trustees and Officers or Directors and Officers, as applicable:

The following table presents certain information regarding the Board Members of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the applicable Trust/Corporation. Because each Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members

Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past 5 Years	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (1943) Board Member since 1990	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); Belo Corporation (media company); Concord Academy; Boston Museum of Science; Public Radio International; DWS Global High Income Fund, Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc. (since October 2005). Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	86

Dawn-Marie Driscoll (1946) Chairman since 2004 Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene’s (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Member, Southwest Florida Community Foundation (charitable organization); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Investment Company Institute. Former Memberships: Executive Committee of the Independent Directors Council of the Investment Company Institute

		88

Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005)	88

Kenneth C. Froewiss (1945) Board Member since 2005	Clinical Professor of Finance, New York University Stern School of Business (1997-present); Director, DWS Global High Income Fund, Inc. (since 2001) and DWS Global Commodities Stock Fund, Inc. (since 2004); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	86

Martin J. Gruber (1937) Board Member since 2006

Nomura Professor of Finance, New York University Stern School of Business (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)

		88

Richard J. Herring (1946) Board Member since 2006

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)

		88

Graham E. Jones (1933) Board Member since 2006	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	88

Rebecca W. Rimel (1951) Board Member since 2006

President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)

		88

Philip Saunders, Jr. (1935) Board Member since 2006

Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)

		88

William N. Searcy, Jr. (1946) Board Member since 2006	Private investor since October 2003; Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-October 2003)	88

Jean Gleason Stromberg (1943) Board Member since 1999

Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.; DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

		88

Carl W. Vogt (1936) Board Member since 2002

Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005); formerly, Chairman and Member, National Transportation Safety Board

86

Interested Board Member

Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past 5 Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer(2) (1958) Board Member since 2006	Managing Director, Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996).	84

(1)	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
(2)

The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas, Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

Board Committees. Ms. Driscoll has served as Chair of the Board of the Funds since June 2004.

The Board has established the following standing committees: Audit Committee, Nominating/Corporate Governance Committee, Valuation Committee, Equity Oversight Committee, Fixed Income Oversight Committee, Marketing/Distribution/Shareholder Service Committee, Legal/Regulatory/Compliance Committee and Expense/Operations Committee.

The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the applicable Fund. It also makes recommendations regarding the selection of an independent registered public accounting firm for a Fund, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to a Fund’s accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are Keith R. Fox (Chair), Kenneth C. Froewiss, Richard J. Herring, Graham E. Jones, Philip Saunders, Jr., William N. Searcy, Jr. and Jean Gleason Stromberg. The Audit Committee held six (6) meetings during the calendar year 2005.

The Nominating/Corporate Governance Committee (i) recommends to the Board candidates to serve as Board Members and (ii) oversees and, as appropriate, makes recommendations to the Board regarding other fund governance-related matters, including but not limited to Board compensation practices, retirement policies, self-evaluations of effectiveness, review of possible conflicts of interest and independence issues involving Board Members, allocations of assignments and functions of committees of the Board, and share ownership policies. The members of the Nominating/Corporate Governance Committee are Henry P. Becton, Jr. (Chair), Graham E. Jones, Rebecca W. Rimel and Jean Gleason Stromberg. The Nominating/Corporate Governance Committee (previously known as the Committee on Independent Directors) held five (5) meetings during the calendar year 2005.

The Valuation Committee oversees Fund valuation matters, reviews valuation procedures adopted by the Board, determines the fair value of each Fund’s securities as needed in accordance with the valuation procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary or appropriate. The members of the Valuation Committee are Keith R. Fox, Kenneth C. Froewiss, Martin J. Gruber, Richard J. Herring and Philip Saunders, Jr. (Chair). The Valuation Committee held six (6) meetings during the calendar year 2005 with respect to each Fund except as identified in the following table.

Fund	Valuation Committee Meetings Conducted During the Calendar Year Ended December 31, 2005
DWS Emerging Markets Equity Fund	11
DWS Global Bond Fund	7
DWS Global Opportunities Fund	8
DWS Global Thematic Fund	7
DWS Gold & Precious Metals Fund	10
DWS Pacific Opportunities Equity Fund	12

The Board has established two Investment Oversight Committees, one focusing on Funds primarily investing in equity securities (the “Equity Oversight Committee”) and one focusing on Funds primarily investing in fixed income securities (the “Fixed Income Oversight Committee”). These Committees meet regularly with Fund portfolio managers and other investment personnel to review the relevant Funds’ investment strategies and investment performance. The members of the Equity Oversight Committee are Henry P. Becton, Jr., Martin J. Gruber (Chair), Richard J. Herring, Rebecca W. Rimel, Philip Saunders, Jr. and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones, William N. Searcy, Jr. (Chair) and Jean Gleason Stromberg. Each Investment Oversight Committee held six (6) meetings during the calendar year 2005.

The Marketing/Distribution/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Funds and their shareholders. The members of the Marketing/Distribution/Shareholder Service Committee are Martin J. Gruber, Richard J. Herring (Chair), Rebecca W. Rimel, Jean Gleason Stromberg and Carl W. Vogt. The Marketing/Distribution/Shareholder Service Committee (previously known as the Shareholder Servicing and Distribution Committee) held six (6) meetings during the calendar year 2005.

The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Funds, including the handling of pending or threatened litigation or regulatory action involving the Funds, (ii) general compliance matters relating to the Funds and (iii) proxy voting. The members of the Legal/Regulatory/Compliance Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Rebecca W. Rimel, William N. Searcy, Jr., Jean Gleason Stromberg and Carl W. Vogt (Chair). The Legal/Regulatory/Compliance Committee held six (6) meetings during the calendar year 2005.

The Expense/Operations Committee (i) monitors each Fund’s total operating expense levels, (ii) oversees the provision of administrative services to the Funds, including the Funds’ custody, fund accounting and insurance arrangements, and (iii) reviews the Funds’ investment advisers’ brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Kenneth C. Froewiss, Graham E. Jones (Chair), Philip Saunders, Jr. and William N. Searcy, Jr. This committee held six (6) meetings during the calendar year 2005.

Remuneration. Each Independent Trustee/Director receives compensation from each Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Trustee/Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees.

Members of the Board of Trustees/Directors who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from each Fund and aggregate compensation from all of the funds in the fund complex received by each Trustee/Director during the calendar year 2005. Mr. Froewiss became a member of the Board on September 15, 2005. Drs. Gruber, Herring, and Saunders, Messrs. Jones and Searcy and Ms. Rimel became members of the Board on May 5, 2006 and received no compensation from the Funds during the relevant periods. Mr. Schwarzer became a member of the Board on May 5, 2006, is an interested person of the Funds and received no compensation from the Funds or any fund in the DWS fund complex during the relevant periods. No Board Member receives any employee benefits such as pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Capital Growth Fund	DWS Conservative Allocation Fund*	DWS Core Plus Income Fund	DWS Emerging Markets Equity Fund
Henry P. Becton, Jr.	$6,067	$0	$3,300	$1,123
Dawn-Marie Driscoll	$7,524	$0	$4,045	$1,296
Keith R. Fox	$6,797	$0	$3,695	$1,209
Kenneth C. Froewiss	$1,841	$0	$862	$329
Jean Gleason Stromberg	$6,644	$0	$3,562	$1,185
Carl W. Vogt	$5,946	$0	$3,241	$1,109

*	Each Independent Trustee receives compensation for his or her services to the Fund, but such compensation is borne by the underlying funds in which the Fund invests, rather than directly by the Fund.

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Emerging Markets Fixed Income Fund	DWS Enhanced S&P 500 Index Fund	DWS Equity Income Fund	DWS Europe Equity Fund
Henry P. Becton, Jr.	$1,118	$847	$984	$1,947
Dawn-Marie Driscoll	$1,288	$942	$1,121	$2,330
Keith R. Fox	$1,204	$895	$1,052	$2,141
Kenneth C. Froewiss	$312	$237	$278	$558
Jean Gleason Stromberg	$1,175	$878	$1,030	$2,090
Carl W. Vogt	$1,106	$840	$973	$1,916

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Global Bond Fund	DWS Global Opportunities Fund	DWS Global Thematic Fund	DWS GNMA Fund
Henry P. Becton, Jr.	$1,092	$2,382	$3,502	$11,868
Dawn-Marie Driscoll	$1,256	$2,901	$4,324	$14,998
Keith R. Fox	$1,175	$2,644	$3,920	$13,468
Kenneth C. Froewiss	$298	$643	$932	$3,047
Jean Gleason Stromberg	$1,146	$2,555	$3,778	$12,936
Carl W. Vogt	$1,080	$2,342	$3,439	$11,628

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Gold & Precious Metals Fund	DWS Growth Allocation Fund*	DWS Growth & Income Fund	DWS Growth Plus Allocation Fund*
Henry P. Becton, Jr.	$1,986	$0	$16,922	$0
Dawn-Marie Driscoll	$2,392	$0	$21,463	$0

Keith R. Fox	$2,195	$0	$19,237	$0
Kenneth C. Froewiss	$504	$0	$4,310	$0
Jean Gleason Stromberg	$2,115	$0	$18,437	$0
Carl W. Vogt	$1,954	$0	$16,575	$0

*	Each Independent Trustee receives compensation for his or her services to the Fund, but such compensation is borne by the underlying funds in which the Fund invests, rather than directly by the Fund.

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Health Care Fund	DWS High Yield Tax-Free Fund	DWS Intermediate Tax/AMT Free Fund	DWS International Fund
Henry P. Becton, Jr.	$1,283	$3,242	$3,216	$5,830
Dawn-Marie Driscoll	$1,503	$3,406	$3,979	$6,816
Keith R. Fox	$1,395	$3,622	$3,600	$6,585
Kenneth C. Froewiss	$352	$877	$850	$1,471
Jean Gleason Stromberg	$1,356	$3,499	$3,468	$6,315
Carl W. Vogt	$1,267	$3,185	$3,157	$5,718

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Large Company Growth Fund	DWS Latin America Equity Fund	DWS Managed Municipal Bond Fund	DWS Massachusetts Tax Free Fund
Henry P. Becton, Jr.	$1,990	$1,948	$15,252	$2,110
Dawn-Marie Driscoll	$3,105	$2,393	$19,304	$2,556
Keith R. Fox	$2,202	$2,198	$17,319	$2,338
Kenneth C. Froewiss	$510	$552	$3,974	$559
Jean Gleason Stromberg	$2,126	$2,130	$16,641	$2,262
Carl W. Vogt	$1,959	$1,967	$14,942	$2,079

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Moderate Allocation Fund*	DWS Pacific Opportunities Equity Fund	DWS Short Term Bond Fund
Henry P. Becton, Jr.	$0	$859	$3,530
Dawn-Marie Driscoll	$0	$958	$4,364
Keith R. Fox	$0	$908	$3,955
Kenneth C. Froewiss	$0	$241	$908
Jean Gleason Stromberg	$0	$891	$3,811
Carl W. Vogt	$0	$851	$3,466

*	Each Independent Trustee receives compensation for his or her services to the Fund, but such compensation is borne by the underlying funds in which the Fund invests, rather than directly by the Fund.

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Small Cap Core Fund	DWS Small Cap Value Fund	DWS S&P 500 Index Fund
Henry P. Becton, Jr.	$1,058	$1,635	$3,025
Dawn-Marie Driscoll	$1,212	$1,955	$3,740
Keith R. Fox	$1,135	$1,797	$3,387
Kenneth C. Froewiss	$291	$435	$779
Jean Gleason Stromberg	$1,108	$1,740	$3,254
Carl W. Vogt	$1,046	$1,610	$2,972

	Aggregate Compensation from Fund
Name of Trustee/Director	DWS Cash Investment Trust	DWS Money Market Series	DWS Tax Free Money Fund	DWS U.S. Treasury Money Fund
Henry P. Becton, Jr.	$2,958	$41,316	$1,206	$1,193
Dawn-Marie Driscoll	$3,623	$52,297	$1,400	$1,382
Keith R. Fox	$3,300	$46,852	$1,305	$1,291
Kenneth C. Froewiss	$788	$11,867	$330	$323
Jean Gleason Stromberg	$3,180	$45,342	$1,273	$1,260
Carl W. Vogt	$2,908	$40,453	$1,191	$1,178

Name of Trustee/Director	Total Compensation from Fund and Fund Complex(1)
Independent Trustees/Directors
Henry P. Becton, Jr.(3)(4)	$164,000
Dawn-Marie Driscoll(2)(3)(4)(5)	$203,829
Keith R. Fox(3)(4)(5)	$184,829
Kenneth C. Froewiss(3)(5)(6)	$129,687
Martin J. Gruber(7)(9)	$135,000
Richard J. Herring(7)(8)(9)	$136,000
Graham E. Jones(7)(9)	$144,000
Rebecca W. Rimel(7)(8)(9)	$146,280
Philip Saunders, Jr.(7)(9)	$145,000
William N. Searcy, Jr.(7)(9)	$150,500
Jean Gleason Stromberg(3)(4)(5)	$178,549
Carl W. Vogt(3)(4)(5)	$162,049

(1)	The Fund Complex is composed of 167 funds.

(2)	Includes $19,000 in annual retainer fees in Ms. Driscoll’s role as Chairman of the Board.

(3)

For each Trustee/Director, except Mr. Froewiss, total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 48 funds/portfolios. For Mr. Froewiss, total compensation includes compensation for service on the boards of 20 trusts/corporations comprised of 43 funds/portfolios.

(4)

Aggregate compensation reflects amounts paid to the Trustees/Directors for special meetings of ad hoc committees of the board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $5,500 for Mr. Becton, $26,280 for Ms. Driscoll, $25,280 for Mr. Fox, $18,000 for Ms. Stromberg and $3,500 for Mr. Vogt. These meeting fees were borne by the applicable DWS Funds.

(5)

Aggregate compensation also reflects amounts paid to the Trustees/Directors for special meetings of the board in connection with reviewing the funds’ rebranding initiatives to change to the DWS Family of Funds. Such amounts totaled $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Ms. Stromberg and $1,000 for Mr. Vogt. The funds were reimbursed for these meeting fees by Deutsche Asset Management.

(6)	Mr. Froewiss was appointed to the board on September 15, 2005. His compensation includes fees received as a member of five DWS closed-end funds in 2005, for which he served on the board.

(7)	During calendar year 2005, the total number of funds overseen by each Trustee/Director was 55 funds.

(8)	Of the amounts payable to Ms. Rimel and Dr. Herring, $45,630 and $28,724, respectively, was deferred pursuant to a deferred compensation plan.

(9)

Aggregate compensation reflects amounts paid to the Trustees/Directors for special meetings of ad hoc committees of the previous board in connection with the possible consolidation of the various DWS Fund boards and funds, meetings for considering fund expense simplification, and other legal and regulatory matters. Such amounts totaled $3,000 for Dr. Gruber, $2,000 for Dr. Herring, $10,000 for Mr. Jones, $12,280 for Ms. Rimel, $13,000 for Dr. Saunders and $16,500 for Mr. Searcy. These meeting fees were borne by the applicable Funds.

Trustee/Director Fund Ownership

The following tables show the dollar range of equity securities beneficially owned by each trustee/director in each Fund as of December 31, 2005.

Each trustee/director owns over $100,000 of shares on an aggregate basis in all DWS Funds overseen by the trustee/director as of December 31, 2005, except for Mr. Schwarzer, who does not own shares of any such fund. Mr. Schwarzer joined the U.S. Mutual Funds business of Deutsche Asset Management in 2005.

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Capital Growth Fund	DWS Conservative Allocation Fund	DWS Core Plus Income Fund	DWS Emerging Markets Equity Fund
Independent Trustees/Directors
Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	$10,001 – $50,000	$1 – $10,000
Dawn-Marie Driscoll	$10,001 – $50,000	$10,001 – $50,000	$1 – $10,000	$10,001 – $50,000
Keith R. Fox	None	None	None	$50,001 – $100,000
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	$1 – $10,000	None	None	None
Carl W. Vogt	None	None	None	$1 – $10,000
Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Emerging Markets Fixed Income Fund	DWS Enhanced S&P 500 Index Fund	DWS Equity Income Fund	DWS Europe Equity Fund
Independent Trustees/Directors
Henry P. Becton, Jr.	$1 – $10,000	$10,001 – $50,000	None	$10,001 – $50,000
Dawn-Marie Driscoll	$1 – $10,000	$1 – $10,000	$1 – $10,000	$10,001 – $50,000
Keith R. Fox	None	None	None	$50,001 – $100,000
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001 – $50,000	None	$10,001 – $50,000
Carl W. Vogt	None	None	None	None
Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Global Bond Fund	DWS Global Opportunities Fund	DWS Global Thematic Fund	DWS GNMA Fund
Independent Trustees/Directors
Henry P. Becton, Jr.	$10,001 - $50,000	$10,001 – $50,000	$10,001 - $50,000	$10,001 – $50,000
Dawn-Marie Driscoll	None	None	$10,001 – $50,000	$1 – $10,000
Keith R. Fox	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	$10,001 - $50,000
Rebecca W. Rimel	None	None	$50,001 - $100,000	None
Philip Saunders, Jr.	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	$10,001 – $50,000
Carl W. Vogt	None	None	None	None
Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Gold & Precious Metals Fund	DWS Growth Allocation Fund	DWS Growth & Income Fund	DWS Growth Plus Allocation Fund
Independent Trustees/Directors

Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	$10,001 – $50,000	None
Dawn-Marie Driscoll	$1 – $10,000	$1 – $10,000	$10,001 – $50,000	$1 – $10,000
Keith R. Fox	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None

Graham E. Jones	$10,001 – $50,000	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	$10,001 – $50,000	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	$10,001 – $50,000	None	$50,001 – $100,000	None
Carl W. Vogt	$1 – $10,000	None	None	None
Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Health Care Fund	DWS High Yield Tax- Free Fund	DWS Intermediate Tax/AMT Free Fund	DWS International Fund
Independent Trustees/Directors

Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	$1 – $10,000	$10,001 – $50,000
Dawn-Marie Driscoll	$1 – $10,000	$10,001 – $50,000	$10,001 – $50,000	$1 – $10,000
Keith R. Fox	None	None	None	$10,001 – $50,000
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	None	Over $100,000
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001 – $50,000	None	None
Carl W. Vogt	None	None	None	None

Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Large Company Growth Fund	DWS Latin America Equity Fund	DWS Managed Municipal Bond Fund	DWS Massachusetts Tax Free Fund
Independent Trustees/Directors

Henry P. Becton, Jr.	$10,001 – $50,000	$10,001 – $50,000	$1 – $10,000	$1 – $10,000
Dawn-Marie Driscoll	$1 – $10,000	None	$10,001 – $50,000	$1 – $10,000
Keith R. Fox	None	$50,001 – $100,000	None	None
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	$10,001 – $50,000	None
Carl W. Vogt	None	None	None	None

Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Moderate Allocation Fund	DWS Pacific Opportunities Equity Fund	DWS Short Term Bond Fund
Independent Trustees/Directors

Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	$10,001 – $50,000
Dawn-Marie Driscoll	$10,001 – $50,000	None	$1 – $10,000
Keith R. Fox	None	$50,001 – $100,000	None
Kenneth C. Froewiss	None	None	None
Martin J. Gruber	None	None	None
Richard J. Herring	None	None	None
Graham E. Jones	None	None	None
Rebecca W. Rimel	None	None	None
Philip Saunders, Jr.	None	None	None
William N. Searcy, Jr.	None	None	None
Jean Gleason Stromberg	$10,001 – $50,000	None	None
Carl W. Vogt	None	None	None

Interested Trustee/Director
Axel Schwarzer	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Small Cap Core Fund	DWS Small Cap Value Fund	DWS S&P 500 Index Fund
Independent Trustees/Directors
Henry P. Becton, Jr.	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000
Dawn-Marie Driscoll	$1 – $10,000	$10,001 – $50,000	$10,001 – $50,000
Keith R. Fox	None	None	None
Kenneth C. Froewiss	None	None	None
Martin J. Gruber	None	None	None
Richard J. Herring	None	None	None
Graham E. Jones	None	None	None
Rebecca W. Rimel	None	None	$50,001 – $100,000
Philip Saunders, Jr.	None	None	$50,001 – $100,000
William N. Searcy, Jr.	None	None	None
Jean Gleason Stromberg	None	None	None
Carl W. Vogt	None	None	None

Interested Trustee/Director
Axel Schwarzer	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Trustee/Director	DWS Cash Investment Trust	DWS Money Market Series	DWS Tax Free Money Fund	DWS U.S. Treasury Money Fund
Independent Trustees/Directors
Henry P. Becton, Jr.	$1-$10,000	$10,001-$50,000	$1-$10,000	$1-$10,000
Dawn-Marie Driscoll	$1-$10,000	$10,001-$50,000	$10,001-$50,000	None
Keith R. Fox	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Martin J. Gruber	None	None	None	None
Richard J. Herring	None	None	None	None
Graham E. Jones	None	None	None	None
Rebecca W. Rimel	None	None	None	None
Philip Saunders, Jr.	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	Over $100,000	None	None
Carl W. Vogt	None	None	None	None
Interested Trustee/Director
Axel Schwarzer	None	None	None	None

Investment Management Agreements/Administrative Agreement

The following replaces/supplements the relevant disclosure under Management of the Fund:

The Board and the shareholders recently approved an amended and restated investment management agreement (the “Investment Management Agreement”) for the Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the assets of the Fund. In addition to the investment management of the assets of the Fund, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund’s policies as stated in its Prospectus and SAI, or as adopted by the Fund’s Board. The Advisor will also monitor, to the extent not monitored by the Fund’s administrator or other agent, the Fund’s compliance with its investment and tax guidelines and other compliance policies.

The Advisor provides assistance to the Fund’s Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund’s Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Fund, including the Fund’s share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund’s custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund’s accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Agreement to a subadvisor, subject to a majority vote of the Board of the Fund, including a majority of the Board who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund’s shareholders.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice.

For all services provided under the Investment Management Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, at the annual rate as a percentage of net assets shown below:

Fund	Management Fee Rate
DWS Capital Growth Fund	0.495% to $250 million 0.465% next $750 million 0.445% next $1.5 billion 0.425% next $2.5 billion 0.395% next $2.5 billion 0.375% next $2.5 billion 0.355% next $2.5 billion 0.335% thereafter
DWS Conservative Allocation Fund	0.00%
DWS Core Plus Income Fund	0.465% to $250 million 0.435% next $750 million 0.415% next $1.5 billion 0.395% next $2.5 billion 0.365% next $2.5 billion 0.345% next $2.5 billion 0.325% next $2.5 billion 0.315% thereafter
DWS Emerging Markets Equity Fund	1.100% to $250 million 1.075% next $500 million 1.050% thereafter
DWS Emerging Markets Fixed Income Fund	0.665% to $500 million 0.650% next $500 million 0.635% next $1.0 billion 0.620% thereafter
DWS Enhanced S&P 500 Index Fund	0.415% to $500 million 0.390% next $500 million 0.365% thereafter
DWS Equity Income Fund	0.665% to $250 million 0.635% next $750 million 0.615% next $1.5 billion 0.595% next $2.5 billion 0.565% next $2.5 billion 0.555% next $2.5 billion 0.545% next $2.5 billion 0.535% thereafter
DWS Europe Equity Fund	0.665% to $250 million 0.635% next $750 million 0.615% next $1.5 billion 0.595% next $2.5 billion 0.565% next $2.5 billion 0.555% next $2.5 billion 0.545% next $2.5 billion 0.535% thereafter

DWS Global Bond Fund	0.665% to $250 million 0.635% next $750 million 0.615% next $1.5 billion 0.595% next $2.5 billion 0.565% next $2.5 billion 0.555% next $2.5 billion 0.545% next $2.5 billion 0.535% thereafter
DWS Global Opportunities Fund	1.015%
DWS Global Thematic Fund	0.915% to $500 million 0.865% next $500 million 0.815% next $500 million 0.765% next $500 million 0.715% thereafter
DWS GNMA Fund	0.315% to $5.0 billion 0.300% next $1.0 billion 0.285% thereafter
DWS Gold & Precious Metals Fund	0.915% to $500 million 0.865% thereafter
DWS Growth Allocation Fund	0.00%
DWS Growth & Income Fund	0.365% to $250 million 0.360% next $750 million 0.355% next $1.5 billion 0.345% next $5.0 billion 0.335% next $5.0 billion 0.325% next $5.0 billion 0.300% thereafter
DWS Growth Plus Allocation Fund	0.00%
DWS Health Care Fund	0.765% to $500 million 0.715% thereafter
DWS High Yield Tax-Free Fund	0.565% to $300 million 0.515% next $200 million 0.490% thereafter
DWS Intermediate Tax/AMT Free Fund	0.315%
DWS International Fund	0.590% to $6.0 billion 0.540% next $1.0 billion 0.515% thereafter
DWS Large Company Growth Fund	0.615% to $1.5 billion 0.565% next $500 million 0.515% thereafter
DWS Latin America Equity Fund	1.165% to $400 million 1.065% thereafter
DWS Managed Municipal Bond Fund	0.365% to $250 million 0.345% next $750 million 0.325% next $1.5 billion 0.315% next $2.5 billion 0.295% next $2.5 billion 0.275% next $2.5 billion 0.255% next $2.5 billion 0.235% thereafter
DWS Massachusetts Tax Free Fund	0.515% to $400 million 0.440% next $600 million 0.415% thereafter
DWS Moderate Allocation Fund	0.00%

DWS Pacific Opportunities Equity Fund	0.765% to $250 million 0.735% next $750 million 0.715% next $1.5 billion 0.695% next $2.5 billion 0.665% next $2.5 billion 0.655% next $2.5 billion 0.645% next $2.5 billion 0.635% thereafter
DWS Short Term Bond Fund	0.365% to $1.5 billion 0.340% next $500 million 0.315% next $1.0 billion 0.300% next $1.0 billion 0.285% next $1.0 billion 0.270% next $1.0 billion 0.255% thereafter
DWS Small Cap Core Fund	0.665% to $500 million 0.615% next $500 million 0.565% thereafter
DWS Small Cap Value Fund	0.665% to $500 million 0.615% thereafter
DWS S&P 500 Index Fund	0.00% (1)
DWS Cash Investment Trust	0.315% to $250 million 0.295% next $750 million 0.265% next $1.5 billion 0.235% next $2.5 billion 0.215% next $2.5 billion 0.195% next $2.5 billion 0.175% next $2.5 billion 0.165% thereafter
DWS Money Market Series	0.165% to $1.5 billion 0.150% next $1.75 billion 0.135% next $1.75 billion 0.120% thereafter
DWS Tax Free Money Fund	0.415% to $500 million 0.395% thereafter
DWS U.S. Treasury Money Fund	0.315% to $500 million 0.300% next $500 million 0.285% thereafter

(1)            The Investment Management Agreement provides that the Advisor will be paid a fee of 0.15% of average daily net assets, but that such fee will not be paid so long as substantially all of the Fund’s investment assets are invested in a registered investment company that operates as a “master portfolio.”

In addition, the Board and shareholders recently approved a new subadvisor approval policy for the Fund (the “Subadvisor Approval Policy”). The Subadvisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace subadvisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Subadvisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Fund cannot implement the Subadvisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October 2003) or granting the Fund exemptive relief from existing rules. The Fund and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Fund and its shareholders are adequately protected whenever the Advisor acts under the Subadvisor Approval Policy, including any shareholder notice requirements.

The Fund recently entered into a new administrative services agreement with the Advisor (the “Administrative Services Agreement”), pursuant to which the Advisor provides administrative services to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, of 0.100% of the Fund’s net assets.

Under the Administrative Services Agreement, the Advisor is obligated on a continuous basis to provide such administrative services as the Board of the Fund reasonably deems necessary for the proper administration of the Fund. The Advisor provides the Fund with personnel; arranges for the preparation and filing of the Fund’s tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Fund’s prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund’s records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund’s operating expense budgets; reviews and processes the Fund’s bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Fundamental Investment Restrictions

Except for DWS S&P 500 Index Fund, each fund’s fundamental restriction regarding commodities is replaced with the following:

The Fund may not purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time.

DWS S&P 500 Index Fund only:

The fund’s fundamental restrictions are replaced with the following:

1.	The Portfolio (or Fund) may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.

The Portfolio (or Fund) may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.

The Portfolio (or Fund) may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.

The Portfolio (or Fund) may not engage in the business of underwriting securities issued by others, except to the extent that the Portfolio (or Fund) may be deemed to be an underwriter in connection with the disposition of portfolio securities.

5.

The Portfolio (or Fund) may not purchase or sell real estate, which term does not include (a) securities of companies which deal in real estate or mortgages or (b) investments secured by real estate or interests therein, except that the Portfolio (or Fund) reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio’s (or Fund’s) ownership of securities.

6.

The Portfolio (or Fund) may not purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time.

7.	The Portfolio (or Fund) may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

8.

The Portfolio (or Fund) has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

DWS Cash Investment Trust and DWS Money Market Series only:

Each fund’s fundamental restriction regarding concentration is replaced with the following:

The Fund may not concentrate its investments in any particular industry (excluding US Government Obligations), as that term is used in the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction from time to time; except that the Fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions.

The first paragraph under Investment Policies and Techniques – DWS Cash Investment Trust – Bank and Savings and Loan Obligations for DWS Cash Investment Trust and the first paragraph under Investment Policies and Techniques - Bank and Savings and Loan Obligations for DWS Money Market Series are replaced with the following:

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), large foreign branches of large foreign banks and smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Further, foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks.

DWS Cash Investment Trust and DWS Money Market Series only:

The following paragraph is added under Investment Policies and Techniques for DWS Cash Investment Trust and replaces the paragraph under Investment Policies and Techniques – Concentration for DWS Money Market Series:

Concentration. The Fund “concentrates,” for purposes of the 1940 Act, its assets in securities related to a particular industry (i.e., banks and other financial institutions), which means that at least 25% of its total assets will be invested in obligations of banks and other financial institutions at all times.

DWS Cash Investment Trust only:

The last three sentences of the first paragraph under Investment Policies and Techniques – DWS Cash Investment Trust are replaced with the following:

Because the Fund concentrates its investments in obligations of banks and other financial institutions, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in obligations of banks and other financial institutions.

The second paragraph under Investment Policies and Techniques – DWS Cash Investment Trust is replaced with the following:

The Fund may invest in short-term securities consisting of obligations issued or guaranteed by the US Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of banks, including bankers’ acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions. The Fund will invest more than 25% of the current value of its total assets in the obligations of banks and other financial institutions (including bank obligations subject to repurchase agreements).

DWS Money Market Series only:

The last sentence in the sixth paragraph under Investment Policies and Techniques is replaced with the following:

The Fund will invest more than 25% of the current value of its total assets in the obligations of banks and other financial institutions (including bank obligations subject to repurchase agreements).

Trust/Corporate Organization

DWS Allocation Series, DWS Cash Investment Trust, DWS Funds Trust, DWS Income Trust, DWS Investment Trust, DWS Money Market Trust, DWS Municipal Trust, DWS Portfolio Trust, DWS Securities Trust, DWS State Tax Free Trust, DWS Tax Free Money Fund, DWS Tax Free Trust and DWS U.S. Treasury Money Fund only:

The following replaces all information under Trust Organization or Fund Organization with respect to the Declaration of Trust and the rights and obligations thereunder, except historical information and information relating to a Trust's series:

Each Trust is a Massachusetts business trust organized under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust that was approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the “Declaration of Trust”). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in the SAI and a Fund’s prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

A Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; (d) to the same extent as stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claims should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series or class thereof or the Shareholders; (e)2 a merger, consolidation or sale of assets; (f)2 the

_________________________

 Italicized provision applicable only to DWS Money Market Trust and DWS Income Trust only.

2 Noted provisions applicable to DWS Cash Investment Trust, DWS Tax Free Money Fund, DWS U.S. Treasury Money Fund, DWS Investment Trust, DWS Funds Trust, DWS Municipal Trust, DWS Allocation Series, DWS Portfolio Trust, DWS Securities Trust, DWS State Tax Free Trust, DWS Tax Free Trust and DWS Value Equity Trust only.

adoption of an investment advisory or management contract; (g)2 the incorporation of the Trust or any series; (h)2 any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act; and (i) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC, or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the Trust’s By-laws. The By-laws currently in effect provide that the presence in person or by proxy of the holders of thirty percent of the shares entitled to vote at a meeting (or of an individual series or class if required to vote separately) shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust’s By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and (b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including (a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder’s ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder’s failure to provide sufficient identification to permit the Trust to verify the shareholder’s identity, (d) upon a shareholder’s failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder’s failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust property or property of the series, in cash or in kind or partly each, to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the

Trust in its sole discretion, and may be different among shareholders (including differences among shareholders in the same series or class).

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund’s trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

DWS Global/International Fund, Inc., DWS International Fund, Inc. and DWS Mutual Funds, Inc. only:

The following replaces all information under Fund Organization with respect to the Articles of Incorporation and the rights and obligations thereunder, except historical information and information relating to a Corporation's series:

Each Corporation is a Maryland corporation organized under the laws of Maryland and is governed by Amended and Restated Articles of Incorporation that were approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the "Articles of Incorporation"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive rights (except as may be determined by the Board of Directors) or conversion rights (except as described below) and are redeemable as described in the SAI and in a Fund’s prospectus. Each share has equal rights with each other share of the same class of a Fund as to voting, dividends, exchanges and liquidation. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held.

The Board of Directors may determine that shares of a Fund or a class of a Fund shall be automatically converted into shares of another Fund of the Corporation or of another class of the same or another Fund based on the relative net assets of such Fund or class at the time of conversion. The Board of Directors may also provide that the holders of shares of a Fund or a class of a Fund shall have the right to convert or exchange their shares into shares of one or more other Funds or classes on terms established by the Board of Directors.

Each share of the Corporation may be subject to such sales loads or charges, expenses and fees, account size requirements, and other rights and provisions, which may be the same or different from any other share of the Corporation or any other share of any Fund or class of a Fund (including shares of the same Fund or class as the share), as the Board of Directors of the Corporation may establish or change from time to time and to the extent permitted under the 1940 Act.

The Corporation is not required to hold an annual meeting of shareholders in any year in which the election of Directors is not required by the 1940 Act. If a meeting of shareholders of the Corporation is required by the 1940 Act to take action on the election of Directors, then an annual meeting shall be held to elect Directors and take such other action as may come before the meeting. Special meetings of the shareholders of the Corporation, or of the shareholders of one or more Funds or classes thereof, for any purpose or purposes, may be called at any time by the Board of Directors or by the President, and shall be called by the President or Secretary at the request in writing of shareholders entitled to cast a majority of the votes entitled to be cast at the meeting.

Except as provided in the 1940 Act, the presence in person or by proxy of the holders of one-third of the shares entitled to vote at a meeting shall constitute a quorum for the transaction of business at meetings of shareholders of the Corporation or of a Fund or class.

On any matter submitted to a vote of shareholders, all shares of the Corporation entitled to vote shall be voted in the aggregate as a single class without regard to series or classes of shares, provided, however, that (a) when applicable law requires that one or more series or classes vote separately, such series or classes shall vote separately and, subject to (b) below, all other series or classes shall vote in the aggregate; and (b) when the Board of Directors determines that a matter does not affect the interests of a particular series or class, such series or class shall not be entitled to any vote and only the shares of the affected series or classes shall be entitled to vote.

Notwithstanding any provision of Maryland corporate law requiring authorization of any action by a greater proportion than a majority of the total number of shares entitled to vote on a matter, such action shall be effective if authorized by the majority vote of the outstanding shares entitled to vote.

Subject to the requirements of applicable law and any procedures adopted by the Board of Directors from time to time, the holders of shares of the Corporation or any one or more series or classes thereof may take action or consent to any action by delivering a consent, in writing or by electronic transmission, of the holders entitled to cast not less than the minimum number of votes that would be necessary to authorize or take the action at a formal meeting.

The Articles of Incorporation provide that the Board of Directors may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Directors, in its sole discretion, also may cause the Corporation to redeem all of the shares of the Corporation or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including (a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if the shareholder’s ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder’s failure to provide sufficient identification to permit the Corporation to verify the shareholder’s identity, (d) upon a shareholder’s failure to pay for shares or meet or maintain the qualifications for ownership of a particular series or class, (e) if the Board of Directors determines (or pursuant to policies established by the Board of Directors it is determined) that share ownership by a shareholder is not in the best interests of the remaining shareholders, (f) when the Corporation is requested or compelled to do so by governmental authority or applicable law, or (g) upon a shareholder’s failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Corporation. By redeeming shares the Corporation may terminate a Fund or any class without shareholder approval, and the Corporation may suspend the right of shareholders to require the Corporation to redeem shares to the extent permissible under the 1940 Act. Payment for shares redeemed shall be made in cash or other property, or any combination thereof; provided, however, that the composition of any such payment (e.g., cash, securities and/or other assets) to any shareholder shall be determined by the Corporation in its sole discretion, and may be different among shareholders (including differences among shareholders in the same fund or class).

Except as otherwise permitted by the Articles of Incorporation of the Corporation, upon liquidation or termination of a Fund or class, shareholders of such Fund or class of a Fund shall be entitled to receive, pro rata in proportion to the number of shares of such Fund or class held by each of them, a share of the net assets of such Fund or class, and the holders of shares of any other particular Fund or class shall not be entitled to any such distribution, provided, however, that the composition of any such payment (e.g., cash, securities and/or other assets) to any shareholder shall be determined by the Corporation in its sole discretion, and may be different among shareholders (including differences among shareholders in the same Fund or class).

Part II

The following disclosure supplements the currently effective statements of additional information of each of the funds listed below:

DWS Balanced Fund

DWS Blue Chip Fund

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Cash Investment Trust

Cash Reserve Fund, Inc. — Prime Series

DWS Commodity Securities Fund

DWS Communications Fund

DWS Conservative Allocation Fund

DWS Core Fixed Income Fund

DWS Core Plus Income Fund

DWS Dreman Concentrated Value Fund

DWS Dreman Financial Services Fund

DWS Dreman High Return Equity Fund

DWS Dreman Mid Cap Value Fund

DWS Dreman Small Cap Value Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced S&P 500 Index Fund

DWS Equity Income Fund

DWS Equity Partners Fund

DWS Europe Equity Fund

DWS Global Bond Fund

DWS Global Opportunities Fund

DWS Global Thematic Fund

DWS Gold & Precious Metals Fund

DWS Growth & Income Fund

DWS Growth Allocation Fund

DWS Growth Plus Allocation Fund

DWS Health Care Fund

DWS High Income Plus Fund

DWS High Yield Tax Free Fund

DWS High Income Fund

DWS Inflation Protected Plus Fund

DWS Intermediate Tax/AMT Free Fund

DWS International Fund

DWS International Equity Fund

DWS International Select Equity Fund

DWS International Value Opportunities Fund

DWS Japan Equity Fund

DWS Large Cap Value Fund

DWS Large Company Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Micro Cap Fund

DWS Mid Cap Growth Fund

DWS Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS Pacific Opportunities Equity Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund

DWS Short Duration Fund

DWS Short Duration Plus Fund

DWS Short Term Bond Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Small Cap Value Fund

DWS Strategic Income Fund

DWS S&P 500 Index Fund

DWS Technology Fund

DWS U.S. Government Securities Fund

DWS Value Builder Fund

The following disclosure supplements the “Rule 12b-1 Plan” section of the funds’ Statements of Additional Information:

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to DWS-SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments not previously accrued past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by DWS-SDI other than fees previously accrued and payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms. Future fees under the Rule 12b-1 Plan may or may not be sufficient to cover DWS-SDI for its expenses incurred. On the other hand, under certain circumstances, DWS-SDI might collect in the aggregate over certain periods more in fees under the Rule 12b-1 Plan than it has expended over that same period in providing distribution services for a Fund. In connection with Class B shares, for example, if shares of a Fund were to appreciate (resulting in greater asset base against which Rule 12b-1 fees are charged) and sales of the Fund’s shares were to decline (resulting in lower expenditures by DWS-SDI under the Rule 12b-1 Plan), fees payable could exceed expenditures. This may also happen over certain periods shorter than the life of the Rule 12b-1 Plan simply due to the timing of expenses incurred by DWS-SDI that is not matched to the timing of revenues received (e.g., a sales commission may be paid by DWS-SDI related to an investment in year 1, while the Rule 12b-1 fee to DWS-SDI related to that investment may accrue during year 1 through year 6 prior to conversion of the investment to Class A shares). As a result, if DWS-SDI’s expenses are less than the Rule 12b-1 fees, DWS-SDI will retain its full fees and make a profit.

Part III

The following disclosure supplements the currently effective statements of additional information of each of the funds listed below:

DWS Balanced Fund

DWS Blue Chip Fund

DWS California Tax-Free Income Fund

DWS Capital Growth Fund

DWS Cash Investment Trust

DWS Commodity Securities Fund

DWS Communications Fund

DWS Conservative Allocation Fund

DWS Core Fixed Income Fund

DWS Core Plus Income Fund

DWS Dreman Concentrated Value Fund

DWS Dreman Financial Services Fund

DWS Dreman High Return Equity Fund

DWS Dreman Mid Cap Value Fund

DWS Dreman Small Cap Value Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Enhanced S&P 500 Index Fund

DWS Equity Income Fund

DWS Equity Partners Fund

DWS Europe Equity Fund

DWS Global Bond Fund

DWS Global Opportunities Fund

DWS Global Thematic Fund

DWS Gold & Precious Metals Fund

DWS Growth & Income Fund

DWS Growth Allocation Fund

DWS Growth Plus Allocation Fund

DWS Health Care Fund

DWS High Income Plus Fund

DWS High Yield Tax Free Fund

DWS High Income Fund

DWS Inflation Protected Plus Fund

DWS Intermediate Tax/AMT Free Fund

DWS International Fund

DWS International Equity Fund

DWS International Select Equity Fund

DWS International Value Opportunities Fund

DWS Japan Equity Fund

DWS Large Cap Value Fund

DWS Large Company Growth Fund

DWS Latin America Equity Fund

DWS Managed Municipal Bond Fund

DWS Massachusetts Tax-Free Fund

DWS Micro Cap Fund

DWS Mid Cap Growth Fund

DWS Moderate Allocation Fund

DWS New York Tax-Free Income Fund

DWS Pacific Opportunities Equity Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF Real Estate Securities Fund

DWS Short Duration Fund

DWS Short Duration Plus Fund

DWS Short Term Bond Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS Small Cap Value Fund

DWS Strategic Income Fund

DWS S&P 500 Index Fund

DWS Technology Fund

DWS U.S. Government Securities Fund

DWS Value Builder Fund

DWS Scudder Distributors, Inc., the Fund’s distributor, has adopted an Incentive Plan (the “Plan”) covering wholesalers that are regional vice presidents (“DWS Scudder Wholesalers”). Generally, DWS Scudder Wholesalers market shares of the DWS funds to your financial advisor, who in turn may recommend that you purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Scudder Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories—“Core,” “Satellite” or “Non-Core/Satellite”–taking into consideration, among other things, the following criteria, where applicable:

•	The fund’s 3 year performance;
•	The fund’s Morningstar rating;
•	Market size for the fund category;
•	The fund’s size, including sales and redemptions of the fund’s shares;
•	The length of time the fund’s Portfolio Manager has managed the fund; and

•	The fund’s consistency with DWS Scudder’s branding.

This information and other factors are presented to a committee comprised of representatives from various groups within DWS Scudder, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund’s placement in a given category; all these factors together are considered, and the designation of funds in the Core and Satellite categories represents management’s judgment based on the above criteria. In addition, management may consider a fund’s profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS fund website at www.dws-scudder.com, approximately one month after the end of each quarter. DWS Scudder Wholesalers will receive the highest compensation for Core funds, less for Satellite funds and the lowest for Non-Core/Satellite funds.

In the normal course of business, DWS Scudder will from time to time introduce new funds into the DWS family of funds. As a general rule, all new funds will be placed in a New Fund compensation category for a minimum period of four consecutive quarters, and DWS Scudder Wholesalers will be paid at a rate that is equivalent to that of the Core Fund category. After that four quarter period, each fund in the New Fund category will be reviewed by the committee and either assigned to one of the three categories or continued as a New Fund at that time.

The prospect of receiving, or the receipt of, additional compensation by a DWS Scudder Wholesaler under the Plan may provide an incentive to favor marketing the Core or Satellite funds over the Non-Core/Satellite funds. The Plan, however, will not change the price that you pay for shares of the fund. The DWS Scudder Compliance Department monitors DWS Scudder Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.

Please Retain This Supplement for Future Reference

July 27, 2006